CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]	NOTE 2 – CASH AND CASH EQUIVALENTS
December 31, 2011

Money market funds	$—
Checking and bank deposits	9,748,491
Total	$9,748,491